Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity

10. Stockholders’ Equity

On December 19, 2019, the Parent issued 14,092,098 units, which following the Reorganization and prior to the exchange agreements described in Note 1, represents 7,046,049 equivalent shares of our common stock, as a result of a capital call, for a total capital contribution of $53.5 million to fund the SCUF Acquisition.

For the year ended 2019, the Parent issued an aggregate of 2,644,151 units, which following the Reorganization and prior to the exchange agreements described in Note 1, represents 1,322,075 equivalent shares of our common stock, as part of the consideration for acquisitions. The units had an estimated fair value of $10.0 million, in aggregate, at the time of issuance. Refer to Note 5 for additional information regarding our acquisitions.

On September 15, 2020, we completed a Reorganization through a series of steps as discussed in Note 1. In connection with the Reorganization, we filed a certificate of amendment to our Amended and Restated Certificate of Incorporation which authorized 100,000,000 shares of our common stock for issuance, with a par value of $0.0001 per share and effected a 1-for-28,693.596843964 stock split resulting in there being 84,405,366 shares of Corsair’s common stock outstanding as of September 15, 2020.

On September 25, 2020, in connection with the closing of the IPO, we filed an Amended and Restated Certificate of Incorporation which increased the authorized shares of common stock for issuance to 300,000,000 and authorized 5,000,000 shares of preferred stock, with a par value of $0.0001 per share, for issuance. There were no shares of preferred stock outstanding as of September 30, 2020.

10. Stockholders’ Equity

On March 29, 2018, the Parent declared to its unitholders a special one-time cash dividend of $85.0 million, in the aggregate, based on the number of units outstanding on the declaration date. The dividend was distributed out of the Company’s assets on the same day.

On December 19, 2019, the Parent issued 14,092,098 units, which following the Reorganization represents 7,046,049 shares of the Company’s common stock, as a result of a capital call, for a total capital contribution of $53.5 million to fund the acquisition of SCUF.

For the years ended December 31, 2018 and 2019, the Parent issued 1,736,521 units and 2,644,151 units, which following the Reorganization represents 868,260 and 1,322,075 shares of the Company’s common stock, respectively, as part of the consideration for acquisitions. The units had an estimated fair value of $6.2 million and $10.0 million at the time of issuance, respectively. Refer to Note 5 for additional information regarding the Company’s acquisitions.

As discussed in Note 1, on September 15, 2020, the Company completed a Reorganization through a series of steps. In connection with the Reorganization, the Company filed an Amended and Restated Certificate of Incorporation which authorizes 100,000,000 shares of common stock of the Company for issuance, with a par value of $0.0001 per share.